Fundamentals First ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 80.6%		Shares	Value
Communications - 3.7%
Alphabet, Inc. - Class C		400	$97,420
Comcast Corp. - Class A		416	13,071
Meta Platforms, Inc. - Class A		80	58,750
			169,241

Consumer Discretionary - 5.0%
Cie Generale des Etablissements Michelin SCA		1,592	57,082
Climb Global Solutions, Inc.		317	42,744
Martinrea International, Inc.		3,568	27,176
McDonald's Corp.		209	63,513
Texas Roadhouse, Inc.		216	35,889
			226,404

Consumer Staples - 2.9%
Church & Dwight Co., Inc.		376	32,949
Dollarama, Inc.		744	98,120
			131,069

Energy - 13.8%
APA Corp.		856	20,784
Bonterra Energy Corp. (a)		4,824	12,652
Chord Energy Corp.		261	25,936
Dorchester Minerals LP		1,528	39,560
Enbridge, Inc.		784	39,561
Energy Transfer LP		3,232	55,461
Enterprise Products Partners LP		2,088	65,292
Gaztransport Et Technigaz SA		211	39,041
Global Partners LP		1,200	57,600
Gulf Keystone Petroleum Ltd.		13,688	41,328
Keyera Corp.		704	23,618
Kinder Morgan, Inc.		992	28,083
Magnolia Oil & Gas Corp. - Class A		1,264	30,172
Pembina Pipeline Corp.		792	32,044
TotalEnergies SE - ADR		888	53,005
Vermilion Energy, Inc.		1,576	12,324
Western Midstream Partners LP		1,272	49,977
			626,438

Financials - 6.9%
Banco del Bajio SA (b)		6,816	17,184
CME Group, Inc.		163	44,041
Commonwealth Bank of Australia		224	24,738
FB Financial Corp.		720	40,133
Plumas Bancorp		1,254	54,098
Sabre Insurance Group PLC (b)		13,392	26,152
SpareBank 1 SR-Bank ASA		3,016	53,734
Wintrust Financial Corp.		405	53,638
			313,718

Health Care - 4.1%
IRadimed Corp.		436	31,026
Mettler-Toledo International, Inc. (a)		48	58,925
Novartis AG - ADR		560	71,814
Straumann Holding AG		224	23,890
			185,655

Industrials - 23.0%
Cummins, Inc.		216	91,232
Eaton Corp. PLC		106	39,671
Emerson Electric Co.		352	46,175
Fastenal Co.		1,218	59,731
Graco, Inc.		648	55,054
Grupo Aeroportuario del Pacifico SAB de CV - ADR		278	65,939
Honeywell International, Inc.		184	38,732
Hubbell, Inc.		160	68,850
IDEX Corp.		120	19,531
ITT, Inc.		296	52,913
Lincoln Electric Holdings, Inc.		152	35,846
Nordson Corp.		144	32,681
Norfolk Southern Corp.		104	31,243
Parker-Hannifin Corp.		112	84,913
Schneider Electric SE		264	73,644
SFL Corp. Ltd.		4,078	30,707
Snap-on, Inc.		216	74,850
Tennant Co.		264	21,400
Toromont Industries Ltd.		536	59,512
WW Grainger, Inc.		64	60,989
			1,043,613

Materials - 6.4%
AptarGroup, Inc.		272	36,356
Avery Dennison Corp.		176	28,542
Givaudan SA - ADR		568	46,197
Labrador Iron Ore Royalty Corp.		1,608	32,444
Linde PLC		136	64,600
Sherwin-Williams Co.		184	63,712
Treatt PLC		5,128	18,517
			290,368

Technology - 12.5%
Agilysys, Inc. (a)		216	22,734
Automatic Data Processing, Inc.		224	65,744
Fiserv, Inc. (a)		468	60,339
Garmin Ltd.		160	39,395
KLA Corp.		97	104,624
Lam Research Corp.		555	74,314
Paychex, Inc.		237	30,042
ServiceNow, Inc. (a)		27	24,848
Skyworks Solutions, Inc.		264	20,323
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		448	125,122
			567,485

Utilities - 2.3%
Atmos Energy Corp.		355	60,616
Chesapeake Utilities Corp.		352	47,411
			108,027
TOTAL COMMON STOCKS (Cost $3,318,346)			3,662,018

EXCHANGE TRADED FUNDS - 11.1%		Shares	Value
iShares iBonds Dec 2026 Term Corporate ETF		2,056	49,961
iShares iBonds Dec 2027 Term Corporate ETF		2,064	50,238
iShares iBonds Dec 2028 Term Corporate ETF		1,976	50,427
iShares iBonds Dec 2029 Term Corporate ETF		2,160	50,695
iShares iBonds Dec 2030 Term Corporate ETF		2,312	51,211
iShares iBonds Dec 2031 Term Corporate ETF		2,416	51,267
iShares iBonds Dec 2032 Term Corporate ETF		1,992	51,035
iShares iBonds Dec 2033 Term Corporate ETF		1,944	50,991
SPDR ICE Preferred Securities ETF		1,424	47,092
VanEck Preferred Securities ex Financials ETF		2,808	49,898
TOTAL EXCHANGE TRADED FUNDS (Cost $493,610)			502,815

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.6%		Shares	Value
Real Estate - 2.6%
Community Healthcare Trust, Inc.		992	15,178
Precinct Properties New Zealand Ltd. (a)		22,752	17,411
Primaris Real Estate Investment Trust		2,616	28,816
Tanger, Inc.		1,640	55,498
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $118,443)			116,903

BUSINESS DEVELOPMENT COMPANIES - 0.6%		Shares	Value
Gladstone Investment Corp.		1,864	25,760
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $26,087)			25,760

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.1%		Shares	Value
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital, 4.01%(c)		231,928	231,928
TOTAL MONEY MARKET FUNDS (Cost $231,928)			231,928

TOTAL INVESTMENTS - 100.0% (Cost $4,188,414)			4,539,424
Other Assets in Excess of Liabilities - 0.0% (d)			1,781
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$4,541,205
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $43,336 or 1.0% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Fundamentals First ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,662,018	$–	$–	$3,662,018
Exchange Traded Funds	502,815	–	–	502,815
Real Estate Investment Trusts - Common	116,903	–	–	116,903
Business Development Companies	25,760	–	–	25,760
Money Market Funds	231,928	–	–	231,928
Total Investments	$4,539,424	$–	$–	$4,539,424

Refer to the Schedule of Investments for further disaggregation of investment categories.